General Information and Summary of Significant Accounting Policies (Schedule of Estimated Useful Lives of Premises and Equipment) (Details)	12 Months Ended
Dec. 31, 2010
Buildings [Member]
Estimated useful life	40
Equipment and Furniture [Member]
Estimated useful life, minimum	3
Estimated useful life, maximum	6
Leasehold Improvements [Member]
Estimated useful life, minimum	1
Estimated useful life, maximum	5
Leased Property under Capital Leases [Member]
Estimated useful life	4